SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q1) (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 14, 2020 USD ($)	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Jul. 15, 2020
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of reportable segments | segment		3		3
Allowance for credit loss		$ 3,526		$ 3,121	$ 941
Provision for bad debt		410	$ 143	3,039	1,550
Advertising expense		$ 200	$ 500	$ 1,200	1,600
Award expiration period		10 years		10 years
Refund of preclosing taxes to be paid to Sellers	100.00%			100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing	2 years			2 years
Deferred tax asset				$ 11,924
Additional paid-in capital		$ (37,261)		(48,027)	0	$ (50,271)
Tax receivable agreement liability current		$ 510		510	$ 0
Blocker Corp
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity method investment, ownership percentage		56.20%
Deferred tax asset	$ 20,100			20,100
Income taxes receivable	199			199
Tax receivable agreement, liability	16,300	$ 16,300		16,300
Additional paid-in capital	$ 4,000			4,000
Tax receivable agreement liability current		$ 500		$ 510
Software Development Costs
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Amortization period		3 years
Minimum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Client product return period		5 days
Maximum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Client product return period		10 days
Maximum | Software Development Costs
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Amortization period				3 years
DMSH
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity method investment, ownership percentage		55.50%		55.50%
Prism and Clairvest Direct Seller | DMSH
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		44.50%					44.50%